Fair Value of Financial Instruments (Tables)	12 Months Ended
Aug. 26, 2017
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring and Nonrecurring Basis
Fair value at August 26, 2017 is summarized as follows:

Successor	Level 1	Level 2	Level 3	Total
Liabilities
TRA liability	$—	$—	$25,675	$25,675

Fair value at August 27, 2016 is summarized as follows:

Predecessor	Level 1	Level 2	Level 3	Total
Liabilities
Warrants	$—	$—	$15,722	$15,722